Supplemental cash flow information (Details) - Schedule of Supplemental Cash Flow Information - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Non-cash investing and financing activities
Acquisition of property, plant and equipment in trade payables and current liabilities	$ 1,082	$ 998
Acquisition of intangibles through in trade payables and current liabilities	4,201
Right-of-use assets obtained through new operating leases	53,920	1,592
Earn Out Shares recognized	11,911
OACB Earn Out Shares [member]
Non-cash investing and financing activities
Earn Out Shares recognized		9,100
Predecessor Earn Out Shares [member]
Non-cash investing and financing activities
Earn Out Shares recognized		227,500
Stock Appreciation Rights [Member]
Non-cash investing and financing activities
Settlement with shares	13,768	$ 30,302
Restricted share units [member]
Non-cash investing and financing activities
Settlement with shares	$ 84